Long-Term Debt - Additional Information (Details)												1 Months Ended		3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 06, 2025 USD ($)	Aug. 26, 2025 USD ($)	Feb. 15, 2025 USD ($)	Dec. 06, 2024 USD ($) $ / shares shares	Nov. 04, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($)	Sep. 11, 2024 USD ($) trading_day $ / shares	Mar. 04, 2024 USD ($) lender trading_day $ / shares shares	Nov. 15, 2021 USD ($)	Aug. 05, 2021 USD ($)	Jun. 14, 2021 USD ($)	Feb. 29, 2024 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) investor	Sep. 30, 2025 USD ($)	Mar. 31, 2025 trading_day	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) trading_day	Sep. 30, 2024 USD ($)	Nov. 15, 2025 USD ($) shares	Dec. 31, 2024 USD ($) trading_day $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 26, 2025 USD ($)	Jan. 15, 2025 $ / shares	Jan. 09, 2025 USD ($)	Sep. 26, 2024	Jun. 30, 2021 USD ($)	Feb. 24, 2021 USD ($)	May 05, 2020 USD ($)
Short-Term Debt [Line Items]
Loss on debt extinguishment																	$ 2,080,053	$ 0		$ 383,511	$ 0
Unamortized debt issuance expense														$ 9,827,121			9,827,121			4,938,362
Long-term debt														15,122,966			$ 15,122,966			$ 9,933,392
Number of investors | investor													5
Share price (in dollars per share) | $ / shares																				$ 2.16
Debt instrument, convertible, threshold trading days | trading_day								5									3			3
Debt instrument, convertible, threshold consecutive trading days | trading_day															5		5
Yorkville
Short-Term Debt [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								333,334
Convertible Note Warrants
Short-Term Debt [Line Items]
Shares issued (in shares) | shares								1,865
PPP Loan 2
Short-Term Debt [Line Items]
Debt amount									$ 228,019											$ 64,061	118,369						$ 1,158,265
Debt forgiveness amount									930,246
Debt forgiveness amount, interest portion									6,822
Debt instrument, periodic payment									$ 4,605
Debt instrument, interest rate, stated percentage									1.00%
Long-term debt, current maturities																				54,864	54,308
Long-term debt																				9,197	64,061
Interest expense																					3,004
PPP Loan 1
Short-Term Debt [Line Items]
Debt amount										$ 285,115										31,920	107,979							$ 1,158,266
Debt forgiveness amount											$ 873,151
Debt forgiveness amount, interest portion											$ 9,823
Debt instrument, periodic payment										$ 6,400
Debt instrument, interest rate, stated percentage										1.00%
Long-term debt, current maturities																					76,058
Long-term debt																					$ 31,921
Interest expense																				1,695
The Note
Short-Term Debt [Line Items]
Debt, term																										6 months
Minimum proceeds, conversion threshold																										$ 15,000,000
Conversion price rate																										90.00%
Debt fee amount													$ 20,000
Unamortized debt issuance expense													32,828
Conversion of stock, shares converted (in shares) | shares								119,756
The Note | Convertible Note Warrants
Short-Term Debt [Line Items]
Shares issued (in shares) | shares																					1,697
Class of warrant or right, outstanding (in shares) | shares								5,440
Warrants outstanding value													156,505
The Note | $12.40 Exercise Price
Short-Term Debt [Line Items]
Shares issued (in shares) | shares																					1,180
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																					$ 37.20
The Note | $11.67 Exercise Price
Short-Term Debt [Line Items]
Shares issued (in shares) | shares																					517
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																					$ 35.01
The Note | Convertible Debt
Short-Term Debt [Line Items]
Debt amount								$ 3,233,388					2,495,000
Debt instrument, interest rate, stated percentage																										12.00%
Debt instrument, face amount																										$ 10,000,000
Interest payable													635,854
Loss on debt extinguishment													$ 376,086
Bridge Loan
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage													0.00%
Interest expense																				25,663	$ 21,592
Debt instrument, face amount													$ 200,000
Unamortized debt issuance expense																					25,663
Long-term debt																				0	774,337
Maturity cash value option rate													120.00%
Maturity cash value option													$ 240,000
Share price (in dollars per share) | $ / shares								$ 6.00
Lenders who opted for the cash value option | lender								4
Total number of lenders | lender								5
Note and US Capital Note | Convertible Debt
Short-Term Debt [Line Items]
Interest expense																				88,692	340,758
Interest payable																					50,037
Unamortized debt issuance expense																					36,194
Long-term debt																					$ 3,294,659
US Capital Note
Short-Term Debt [Line Items]
Conversion of stock, shares converted (in shares) | shares								33,334
US Capital Note | Convertible Debt
Short-Term Debt [Line Items]
Long-term debt								$ 200,000
Aggregate Bridge Loans
Short-Term Debt [Line Items]
Interest expense																				160,000
Debt instrument, face amount													$ 1,000,000
Aggregate amount of cash value option portion								$ 960,000
Yorkville Pre-paid Advance
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage								6.00%
Interest expense														0		$ 1,244,332	$ 519,591	$ 2,431,398		3,685,741
Interest payable																				155,203
Debt fee amount								$ 975,000
Pre-paid advance agreement, term								15 months
Interest increase upon default								18.00%
Commitment fee								$ 375,000
Original issue discount								6.00%
Structuring fee														0			20,000			20,000
Unamortized discount														$ 5,120,900			$ 5,120,900			5,120,900
Outstanding amount																				3,532,591
Derivative liability																				4,807,820
Payment premium																				$ 57,270
Issuance of common stock (in shares) | shares								333,334
Yorkville Pre-paid Advance | Forecast | Omnibus Agreement | Yorkville
Short-Term Debt [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares																			133,334
Sale of stock, percentage of ownership after transaction																			100.00%
Yorkville Pre-paid Advance | Yorkville
Short-Term Debt [Line Items]
Share price (in dollars per share) | $ / shares							$ 2.6304																$ 1.50
Pre-paid advance agreement								$ 10,000,000
Debt instrument, convertible, triggered measuring period								6 months
Debt instrument, convertible, triggered principal amount							$ 1,145,407	$ 1,500,000																$ 1,500,000
Debt instrument, convertible, triggered periodic payment, premium, percentage							5.00%	5.00%												5.00%
Debt instrument, convertible, triggered percentage							50.00%	50.00%
Debt instrument, convertible, triggered periodic payment			$ 500,000				$ 1,521,581
Debt instrument, convertible, triggered periodic payment interest							318,904
Debt instrument, convertible, triggered periodic payment, early premium							$ 57,270
Debt instrument, convertible, triggered, extended measuring period																									6 months
Debt instrument, convertible, periodic payment, premium, percentage																							5.00%
Conversion of stock, amount converted				$ 259,588	$ 254,593
Conversion price (in dollars per share) | $ / shares				$ 1.50	$ 1.9887
Yorkville Pre-paid Advance | Yorkville | Common Stock
Short-Term Debt [Line Items]
Conversion of stock, shares issued (in shares) | shares				173,059	128,020
Yorkville Pre-paid Advance | Yorkville | Subsequent Event
Short-Term Debt [Line Items]
Debt instrument, convertible, triggered principal amount																								$ 1,500,000
Debt instrument, convertible, triggered periodic payment						$ 500,000
Debt instrument, convertible, periodic payment, premium, percentage																							5.00%
Yorkville Pre-paid Advance | Yorkville | Forecast
Short-Term Debt [Line Items]
Debt instrument, convertible, triggered periodic payment																			$ 500,000
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario One
Short-Term Debt [Line Items]
Debt instrument, convertible, threshold trading days | trading_day								5
Debt instrument, convertible, threshold consecutive trading days | trading_day								7
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Two
Short-Term Debt [Line Items]
Debt instrument, convertible, threshold consecutive trading days | trading_day								5
Debt instrument, convertible, triggered percentage								50.00%
Debt instrument, convertible, daily volume-weighted average price, floor price, percentage								110.00%
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Three
Short-Term Debt [Line Items]
Debt instrument, convertible, triggered percentage								50.00%
Debt instrument, convertible, threshold trading day for price triggered | trading_day								1
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Four
Short-Term Debt [Line Items]
Debt instrument, convertible, threshold trading days | trading_day							5
Debt instrument, convertible, triggered measuring period							6 months
Potential shares from Cable Car Loan
Short-Term Debt [Line Items]
Debt amount												$ 1,500,000
Debt instrument, interest rate, stated percentage												0.00%
Interest expense																				$ 353,530
Debt, term												13 months
Debt fee amount												$ 40,740
Unamortized debt issuance expense																				133,542
Long-term debt																				$ 1,366,458
Conversion price (in dollars per share) | $ / shares												$ 6.00
Issuance of common stock (in shares) | shares												60,000
Proceeds from issuance of debt												$ 1,500,000
Lynrock Lake Term Loan - Tranche B | Credit Agreement
Short-Term Debt [Line Items]
Debt Instrument, Multiplier, Percentage		0.06
Lynrock Lake Term Loan - Tranche B | Credit Agreement | Subsequent Event
Short-Term Debt [Line Items]
Repayments of debt	$ 5,000,000
Lynrock Lake Term Loan
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage																						10.00%
Debt instrument, face amount																						$ 10,100,000
Lynrock Lake Term Loan | Subsequent Event
Short-Term Debt [Line Items]
Debt instrument, face amount																						10,100,000
Lynrock Lake Term Loan | Credit Agreement
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 15,100,000																				$ 250,000
Net Cash Proceeds, Percentage		100.00%